UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment |_|; Amendment Number: ________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WorldCom, Inc.
Address:  500 Clinton Center Drive
          Clinton, MS 39056

13F File Number: 28-05965

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott D. Sullivan
       --------------------------------

Title: Chief Financial Officer
       --------------------------------

Phone: (601) 460-5600
       --------------------------------

Signature, Place, and Date of Signing:


/s/ Scott D. Sullivan            Clinton, Mississippi            August 14, 2001
---------------------            --------------------            ---------------
[Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $428,380 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE
                        REPORTING MANAGER: WORLDCOM, INC.

                                                             VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE     SHARED   NONE
------------------------------  -------------- ----------  ---------  ---------- --- ---- ------- -------- ----------  ------   ----
Bracknell Corp.                  Common         10382K102   $ 41,516   8,559,965  SH       Sole    N/A      8,559,965
Accelerated Networks, Inc.       Common         00429P107   $    449     897,666  SH       Sole    N/A        897,666
Advanced Switching Corp.         Common         0757V106    $  3,359   1,158,220  SH       Sole    N/A      1,158,220
Cabletron                        Common         126920107   $    876      38,405  SH       Sole    N/A         38,405
Caliber Learning Networks, Inc.  Common         129914107   $      7     662,513  SH       Sole    N/A       662 ,513
Echostar Communications Corp.    Common         278762109   $148,010   4,565,385  SH       Sole    N/A      4,565,385
General Communications, Inc.     Common         369385109   $115,280   9,527,300  SH       Sole    N/A      9,527,300
Juniper Networks, Inc.           Common         48203R104   $ 96,497   3,102,799  SH       Sole    N/A      3,102,799
LCC International, Inc.          Common         501810105   $ 18,808   2,841,099  SH       Sole    N/A      2,841,099
Rhythms Net Connections Inc.     Common         762430205   $    448   4,477,692  SH       Sole    N/A      4,477,692
Speechworks International, Inc.  Common         84764M101   $  2,003     127,591  SH       Sole    N/A        127,591
Telemonde, Inc.                  Common         87943610    $    788  15,766,792  SH       Sole    N/A     15,766,792
World Access, Inc.               Common         98141A101   $    339   6,787,347  SH       Sole    N/A      6,787,347
                                                            --------

Total Fair Market Value                                     $428,380
                                                            ========